Long-Term Debt - Additional Information (Details)		12 Months Ended
	Jun. 09, 2022 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Debt Instrument [Line Items]
Interest expense other borrowings		$ 2,200,000	$ 2,200,000
Deferred financing costs are amortized to interest expense on a straight-line term		5 years
Aggregate principal amount		$ 35,063,000	$ 35,494,000
GEGGL Notes
Debt Instrument [Line Items]
Aggregate principal amount	$ 26,900,000
Interest rate	7.25%
Debt instrument maturity date	Jun. 30, 2027
Notes issued in minimum denominations	$ 25
Net consolidated debt to equity ratio	2	0.45
GEGGL Notes | Underwriters' Over-allotment Option
Debt Instrument [Line Items]
Aggregate principal amount	$ 1,900,000
GEGGL Notes | Minimum
Debt Instrument [Line Items]
Notes issued in integral multiples	$ 25